Cash Held in Escrow	12 Months Ended
Jul. 31, 2022
Disclosure For Cash Held In Escrow [Abstract]
Cash Held in Escrow

7. Cash Held in Escrow

On May 27, 2021, the Company issued US$360 million in a senior secured convertible note at a purchase price of US$327.6 million (Note 19). Under the senior secured convertible note agreement, US$229.32 million of the proceeds were immediately placed into an escrow account. On August 30, 2021, the Cash held in escrow was used, in full, towards funding the acquisition of all of the outstanding shares of the entities that carry on the business of Redecan (Note 15).